UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 04/30/2026

Date of reporting period: 04/30/2026

Item 1. Reports to Stockholders.

(a)

Nuance Concentrated Value Fund
Institutional Class | NCVLX
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Nuance Concentrated Value Fund for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://nuanceinvestments.com/concentrated-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$110	1.03%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance over the last year was challenging with the broad  market  largely uninterested  in concepts other than artificial intelligence (AI), financial speculation, “Mag 7” (Nvidia, Apple, Microsoft, Alphabet, Amazon, Meta Platforms, Tesla), and profitless companies. Unequivocally a difficult investment environment for our process and investment approach here at Nuance. The portfolio’s overweight position in the Consumer Staples sector was a primary detractor to performance. Outperformance by Estée Lauder Companies Inc. (EL)  was  more than offset by underperformance in Clorox Company (CLX), Henkel AG & Co. KGaA (HENKY), Kimberly-Clark Corporation (KMB), and Beiersdorf AG (BDRFY). We continue to believe that transitory concerns around slower growth in multiple household and personal care product categories have presented strong risk reward opportunities in the sector. Stock selection within the Financials sector contributed positively to performance, driven primarily by Northern Trust Corporation (NTRS). The portfolio’s overweight positioning in the Utilities sector negatively impacted performance primarily driven by our position in  California Water Service Group (CWT), which lagged the market, but  remains  a top risk  reward in our opinion. Our positioning in the Industrials sector  contributed positively to performance as our holdings within the Ground Transportation industry outperformed, primarily our  position  in  Werner Enterprises, Inc. (WERN).  Within the materials sector, our investment in AptarGroup (ATR) underperformed.  Health Care  positively  impacted performance, driven primarily by our investments in Hologic Inc. (HOLX),  Thermo  Fisher Scientific Inc. (TMO), and Waters  Corporation  (WAT). The portfolio saw positive attribution from underweight positions in Real Estate  and Consumer Discretionary, while our underweight positions in  Communication Services,  Energy  and Information Technology negatively impacted performance. Finally, our cash position was a drag on performance for the year.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Nuance Concentrated Value Fund	PAGE 1	TSR-AR-56166Y206

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	13.17	3.31	6.74
S&P 500 TR	31.05	13.14	15.26
Russell 3000 Value Total Return	29.96	10.09	11.17
Visit https://nuanceinvestments.com/concentrated-value-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$42,909,086
Number of Holdings	32
Net Advisory Fee	$521,566
Portfolio Turnover	114%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
QIAGEN NV	9.0%
Clorox Co.	8.9%
Beiersdorf AG	8.8%
California Water Service Group	7.9%
Marten Transport Ltd.	5.7%
Kimberly-Clark Corp.	4.7%
Solventum Corp.	4.7%
Henkel AG & Co. KGaA	4.6%
Masimo Corp.	4.6%
Kenvue, Inc.	4.4%
Sector Breakdown (% of net assets)

Consumer Staples
32.7%
Health Care
24.8%
Industrials
15.0%
Utilities
12.9%
Financials
2.7%
Materials
2.0%
Consumer Discretionary
1.0%
Real Estate
0.7%
Cash & Other
8.2%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://nuanceinvestments.com/concentrated-value-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Nuance Investments, LLC documents not be householded, please contact Nuance Investments, LLC at 1-855-682-6233, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Nuance Investments, LLC or your financial intermediary.
Nuance Concentrated Value Fund	PAGE 2	TSR-AR-56166Y206

Nuance Concentrated Value Fund
Investor Class | NCAVX
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Nuance Concentrated Value Fund for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://nuanceinvestments.com/concentrated-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$136	1.28%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance over the last year was challenging with the broad  market  largely uninterested  in concepts other than artificial intelligence (AI), financial speculation, “Mag 7” (Nvidia, Apple, Microsoft, Alphabet, Amazon, Meta Platforms, Tesla), and profitless companies. Unequivocally a difficult investment environment for our process and investment approach here at Nuance. The portfolio’s overweight position in the Consumer Staples sector was a primary detractor to performance. Outperformance by Estée Lauder Companies Inc. (EL)  was  more than offset by underperformance in Clorox Company (CLX), Henkel AG & Co. KGaA (HENKY), Kimberly-Clark Corporation (KMB), and Beiersdorf AG (BDRFY). We continue to believe that transitory concerns around slower growth in multiple household and personal care product categories have presented strong risk reward opportunities in the sector. Stock selection within the Financials sector contributed positively to performance, driven primarily by Northern Trust Corporation (NTRS). The portfolio’s overweight positioning in the Utilities sector negatively impacted performance primarily driven by our position in  California Water Service Group (CWT), which lagged the market, but  remains  a top risk  reward in our opinion. Our positioning in the Industrials sector  contributed positively to performance as our holdings within the Ground Transportation industry outperformed, primarily our  position  in  Werner Enterprises, Inc. (WERN).  Within the materials sector, our investment in AptarGroup (ATR) underperformed.  Health Care  positively  impacted performance, driven primarily by our investments in Hologic Inc. (HOLX),  Thermo  Fisher Scientific Inc. (TMO), and Waters  Corporation  (WAT). The portfolio saw positive attribution from underweight positions in Real Estate  and Consumer Discretionary, while our underweight positions in  Communication Services,  Energy  and Information Technology negatively impacted performance. Finally, our cash position was a drag on performance for the year.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Nuance Concentrated Value Fund	PAGE 1	TSR-AR-56166Y602

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	12.90	3.03	6.45
Investor Class (with maximum 5.00% sales charge)	7.26	1.98	5.90
S&P 500 TR	31.05	13.14	15.26
Russell 3000 Value Total Return	29.96	10.09	11.17
Visit https://nuanceinvestments.com/concentrated-value-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$42,909,086
Number of Holdings	32
Net Advisory Fee	$521,566
Portfolio Turnover	114%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
QIAGEN NV	9.0%
Clorox Co.	8.9%
Beiersdorf AG	8.8%
California Water Service Group	7.9%
Marten Transport Ltd.	5.7%
Kimberly-Clark Corp.	4.7%
Solventum Corp.	4.7%
Henkel AG & Co. KGaA	4.6%
Masimo Corp.	4.6%
Kenvue, Inc.	4.4%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://nuanceinvestments.com/concentrated-value-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Nuance Investments, LLC documents not be householded, please contact Nuance Investments, LLC at 1-855-682-6233, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Nuance Investments, LLC or your financial intermediary.
Nuance Concentrated Value Fund	PAGE 2	TSR-AR-56166Y602

Nuance Mid Cap Value Fund
Institutional Class | NMVLX
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Nuance Mid Cap Value Fund for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://nuanceinvestments.com/mid-cap-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.94%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance over the last year was challenging with the broad  market  largely uninterested  in concepts other than artificial intelligence (AI), financial speculation, “Mag 7” (Nvidia, Apple, Microsoft, Alphabet, Amazon, Meta Platforms, Tesla), and profitless companies. Unequivocally a difficult investment environment for our process and investment approach here at Nuance.  The portfolio’s overweight position in the Consumer Staples sector was a primary detractor to performance. Outperformance by Estée Lauder Companies Inc. (EL)  was  more than offset by underperformance in Clorox Company (CLX), Henkel AG & Co. KGaA (HENKY), Kimberly-Clark Corporation (KMB), and Beiersdorf AG (BDRFY). We continue to believe that transitory concerns around slower growth in multiple household and personal care product categories have presented strong risk reward opportunities in the sector.  Stock selection within the Financials sector contributed positively to performance, driven primarily by Northern Trust Corporation (NTRS).  The portfolio’s overweight positioning in the Utilities sector negatively impacted performance primarily driven by  our position in  California Water Service Group (CWT), which lagged the market, but  remains  a top risk  reward in our opinion.  Our positioning in the Industrials sector  contributed positively to performance as our holdings within the Ground Transportation industry  outperformed, primarily our  position  in  Werner Enterprises, Inc. (WERN). Health Care negatively impacted performance, driven primarily by our investment in  QIAGEN NV  (QGEN), which we have  added to  over the course of the year. Within the materials sector,  our investment in AptarGroup (ATR) underperformed.  The portfolio saw positive attribution from underweight positions in Real Estate, Communication Services, and Consumer Discretionary, while our underweight positions in Energy and Information Technology negatively impacted performance.  Finally, our cash position was a drag on performance  for the year.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Nuance Mid Cap Value Fund	PAGE 1	TSR-AR-56166Y511

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	14.01	3.24	7.80
S&P 500 TR	31.05	13.14	15.26
Russell Midcap Value Total Return	29.76	8.50	10.32
Visit https://nuanceinvestments.com/mid-cap-value-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$289,467,910
Number of Holdings	55
Net Advisory Fee	$3,107,253
Portfolio Turnover	110%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
California Water Service Group	7.0%
QIAGEN NV	6.7%
Marten Transport Ltd.	5.8%
Clorox Co.	4.8%
Beiersdorf AG	4.7%
Werner Enterprises, Inc.	4.5%
Solventum Corp.	4.5%
Charles Schwab Corp.	3.6%
Kenvue, Inc.	3.1%
Henkel AG & Co. KGaA - ADR	2.9%
Sector Breakdown (% of net assets)

Health Care 21.6%
Consumer Staples 19.7%
Industrials 17.9%
Utilities 15.8%
Financials 10.1%
Materials 2.2%
Real Estate 1.5%
Consumer Discretionary 1.3%
Information Technology 0.8%
Cash & Other 9.1%

MATERIAL FUND CHANGES
Effective August 28, 2025, the Investment Adviser has contractually agreed to waive its investment advisory fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 0.95% of its average daily net assets of the Fund’s Institutional Class. Prior to August 28, 2025, the Investment Adviser had contractually agreed to cap this rate at 0.93% of average daily net assets of the Fund’s Institutional Class.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://nuanceinvestments.com/mid-cap-value-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Nuance Investments, LLC documents not be householded, please contact Nuance Investments, LLC at 1-855-682-6233, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Nuance Investments, LLC or your financial intermediary.
Nuance Mid Cap Value Fund	PAGE 2	TSR-AR-56166Y511

Nuance Mid Cap Value Fund
Investor Class | NMAVX
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Nuance Mid Cap Value Fund for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://nuanceinvestments.com/mid-cap-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$127	1.19%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance over the last year was challenging with the broad  market  largely uninterested  in concepts other than artificial intelligence (AI), financial speculation, “Mag 7” (Nvidia, Apple, Microsoft, Alphabet, Amazon, Meta Platforms, Tesla), and profitless companies. Unequivocally a difficult investment environment for our process and investment approach here at Nuance.  The portfolio’s overweight position in the Consumer Staples sector was a primary detractor to performance. Outperformance by Estée Lauder Companies Inc. (EL)  was  more than offset by underperformance in Clorox Company (CLX), Henkel AG & Co. KGaA (HENKY), Kimberly-Clark Corporation (KMB), and Beiersdorf AG (BDRFY). We continue to believe that transitory concerns around slower growth in multiple household and personal care product categories have presented strong risk reward opportunities in the sector.  Stock selection within the Financials sector contributed positively to performance, driven primarily by Northern Trust Corporation (NTRS).  The portfolio’s overweight positioning in the Utilities sector negatively impacted performance primarily driven by  our position in  California Water Service Group (CWT), which lagged the market, but  remains  a top risk  reward in our opinion.  Our positioning in the Industrials sector  contributed positively to performance as our holdings within the Ground Transportation industry  outperformed, primarily our  position  in  Werner Enterprises, Inc. (WERN). Health Care negatively impacted performance, driven primarily by our investment in  QIAGEN NV  (QGEN), which we have  added to  over the course of the year. Within the materials sector,  our investment in AptarGroup (ATR) underperformed.  The portfolio saw positive attribution from underweight positions in Real Estate, Communication Services, and Consumer Discretionary, while our underweight positions in Energy and Information Technology negatively impacted performance.  Finally, our cash position was a drag on performance  for the year.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Nuance Mid Cap Value Fund	PAGE 1	TSR-AR-56166Y495

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	13.69	2.94	7.51
Investor Class (with maximum 5.00% sales charge)	8.00	1.89	6.97
S&P 500 TR	31.05	13.14	15.26
Russell Midcap Value Total Return	29.76	8.50	10.32
Visit https://nuanceinvestments.com/mid-cap-value-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$289,467,910
Number of Holdings	55
Net Advisory Fee	$3,107,253
Portfolio Turnover	110%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
California Water Service Group	7.0%
QIAGEN NV	6.7%
Marten Transport Ltd.	5.8%
Clorox Co.	4.8%
Beiersdorf AG	4.7%
Werner Enterprises, Inc.	4.5%
Solventum Corp.	4.5%
Charles Schwab Corp.	3.6%
Kenvue, Inc.	3.1%
Henkel AG & Co. KGaA - ADR	2.9%
Sector Breakdown (% of net assets)
MATERIAL FUND CHANGES
Effective August 28, 2025, the Investment Adviser has contractually agreed to waive its investment advisory fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 1.20% of its average daily net assets of the Fund’s Investor Class. Prior to August 28, 2025, the Investment Adviser had contractually agreed to cap this rate at 1.18% of average daily net assets of the Fund’s Investor Class.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://nuanceinvestments.com/mid-cap-value-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Nuance Investments, LLC documents not be householded, please contact Nuance Investments, LLC at 1-855-682-6233, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Nuance Investments, LLC or your financial intermediary.
Nuance Mid Cap Value Fund	PAGE 2	TSR-AR-56166Y495

Nuance Mid Cap Value Fund
Z Class | NMVZX
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Nuance Mid Cap Value Fund for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://nuanceinvestments.com/mid-cap-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class	$85	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance over the last year was challenging with the broad  market  largely uninterested  in concepts other than artificial intelligence (AI), financial speculation, “Mag 7” (Nvidia, Apple, Microsoft, Alphabet, Amazon, Meta Platforms, Tesla), and profitless companies. Unequivocally a difficult investment environment for our process and investment approach here at Nuance.  The portfolio’s overweight position in the Consumer Staples sector was a primary detractor to performance. Outperformance by Estée Lauder Companies Inc. (EL)  was  more than offset by underperformance in Clorox Company (CLX), Henkel AG & Co. KGaA (HENKY), Kimberly-Clark Corporation (KMB), and Beiersdorf AG (BDRFY). We continue to believe that transitory concerns around slower growth in multiple household and personal care product categories have presented strong risk reward opportunities in the sector.  Stock selection within the Financials sector contributed positively to performance, driven primarily by Northern Trust Corporation (NTRS).  The portfolio’s overweight positioning in the Utilities sector negatively impacted performance primarily driven by  our position in  California Water Service Group (CWT), which lagged the market, but  remains  a top risk  reward in our opinion.  Our positioning in the Industrials sector  contributed positively to performance as our holdings within the Ground Transportation industry  outperformed, primarily our  position  in  Werner Enterprises, Inc. (WERN). Health Care negatively impacted performance, driven primarily by our investment in  QIAGEN NV  (QGEN), which we have  added to  over the course of the year. Within the materials sector,  our investment in AptarGroup (ATR) underperformed.  The portfolio saw positive attribution from underweight positions in Real Estate, Communication Services, and Consumer Discretionary, while our underweight positions in Energy and Information Technology negatively impacted performance.  Finally, our cash position was a drag on performance  for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Nuance Mid Cap Value Fund	PAGE 1	TSR-AR-56167N712

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/08/2017)
Z Class	14.16	3.36	7.16
S&P 500 TR	31.05	13.14	14.92
Russell Midcap Value Total Return	29.76	8.50	9.60
Visit https://nuanceinvestments.com/mid-cap-value-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$289,467,910
Number of Holdings	55
Net Advisory Fee	$3,107,253
Portfolio Turnover	110%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
California Water Service Group	7.0%
QIAGEN NV	6.7%
Marten Transport Ltd.	5.8%
Clorox Co.	4.8%
Beiersdorf AG	4.7%
Werner Enterprises, Inc.	4.5%
Solventum Corp.	4.5%
Charles Schwab Corp.	3.6%
Kenvue, Inc.	3.1%
Henkel AG & Co. KGaA - ADR	2.9%
Sector Breakdown (% of net assets)
MATERIAL FUND CHANGES
Effective August 28, 2025, the Investment Adviser has contractually agreed to waive its investment advisory fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 0.80% of its average daily net assets of the Fund’s Z Class. Prior to August 28, 2025, the Investment Adviser had contractually agreed to cap this rate at 0.78% of average daily net assets of the Fund’s Z Class.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://nuanceinvestments.com/mid-cap-value-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Nuance Investments, LLC documents not be householded, please contact Nuance Investments, LLC at 1-855-682-6233, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Nuance Investments, LLC or your financial intermediary.
Nuance Mid Cap Value Fund	PAGE 2	TSR-AR-56167N712

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other Services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 04/30/2026	FYE 04/30/2025
(a) Audit Fees	$34,250	$34,250
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$7,000	$7,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 04/30/2026	FYE 04/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 04/30/2026	FYE 04/30/2025
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Nuance Concentrated Value Fund
Nuance Mid Cap Value Fund
Core Financial Statements
April 30, 2026

Nuance Concentrated Value Fund
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 91.1%
Consumer Discretionary - 1.0%
NIKE, Inc. - Class B	9,393	$416,673
Consumer Staples - 32.7%(a)
Beiersdorf AG - ADR	228,824	3,796,190
Calavo Growers, Inc.	9,188	258,734
Cal-Maine Foods, Inc.	2,777	214,551
Clorox Co.	39,598	3,818,831
Henkel AG & Co. KGaA - ADR	115,622	1,985,230
Kenvue, Inc.	108,901	1,909,035
Kimberly-Clark Corp.	20,610	2,028,642
		14,011,213
Financials - 2.7%
Everest Group Ltd.	2,121	756,688
Globe Life, Inc.	2,734	421,856
		1,178,544
Health Care - 24.8%
Becton Dickinson & Co.	5,022	748,479
Henry Schein, Inc.(b)	8,475	632,150
Masimo Corp.(b)	11,098	1,980,216
QIAGEN NV	111,655	3,861,030
Quest Diagnostics, Inc.	1,101	213,814
Solventum Corp.(b)	29,788	2,006,520
Thermo Fisher Scientific, Inc.	1,341	642,286
Waters Corp.(b)	1,784	551,665
		10,636,160
Industrials - 15.0%
CNH Industrial NV	31,024	332,267
Daikin Industries Ltd. - ADR	15,489	219,944
Lindsay Corp.	9,497	1,063,379
Marten Transport Ltd.	160,911	2,426,538
Spirax Group PLC - ADR	10,028	487,962
Werner Enterprises, Inc.	51,563	1,901,128
		6,431,218
Materials - 2.0%
AptarGroup, Inc.	6,785	839,169
Utilities - 12.9%
Avista Corp.	15,436	634,420
California Water Service Group	80,758	3,411,218
Middlesex Water Co.	4,127	209,982
Pennon Group PLC - ADR	30,171	447,194
Portland General Electric Co.	8,168	424,164
United Utilities Group PLC - ADR	10,771	425,347
		5,552,325
TOTAL COMMON STOCKS (Cost $38,944,778)		39,065,302

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.7%
Real Estate - 0.7%
Alexandria Real Estate Equities, Inc.	7,618	$308,605
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $355,809)		308,605
TOTAL INVESTMENTS - 91.8% (Cost $39,300,587)		$39,373,907
Other Assets in Excess of Liabilities - 8.2%		3,535,179
TOTAL NET ASSETS - 100.0%		$42,909,086

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

1

Nuance Mid Cap Value Fund
Schedule of Investments
April 30, 2026

	Shares	Value
COMMON STOCKS - 84.3%
Consumer Discretionary - 1.3%
NIKE, Inc. - Class B	86,118	$3,820,195
Consumer Staples - 19.7%
Beiersdorf AG - ADR	823,923	13,668,883
Calavo Growers, Inc.	63,176	1,779,036
Cal-Maine Foods, Inc.	9,783	755,835
Clorox Co.	143,911	13,878,777
Henkel AG & Co. KGaA - ADR	487,032	8,362,339
Kenvue, Inc.	511,744	8,970,872
Kimberly-Clark Corp.	83,757	8,244,201
Mission Produce, Inc.(a)	95,316	1,321,080
		56,981,023
Financials - 5.0%
American International Group, Inc.	19,032	1,423,594
Everest Group Ltd.	13,969	4,983,580
Globe Life, Inc.	37,887	5,845,964
Reinsurance Group of America, Inc.	7,297	1,543,024
TowneBank	20,164	717,032
		14,513,194
Health Care - 21.6%
Abbott Laboratories	15,850	1,439,021
Agilent Technologies, Inc.	6,333	731,778
Becton Dickinson & Co.	32,988	4,916,532
Danaher Corp.	3,943	705,600
Henry Schein, Inc.(a)	59,411	4,431,466
Masimo Corp.(a)	44,604	7,958,692
QIAGEN NV	557,218	19,268,598
Quest Diagnostics, Inc.	7,460	1,448,732
Solventum Corp.(a)	191,962	12,930,560
STERIS PLC	3,353	727,199
Thermo Fisher Scientific, Inc.	9,162	4,388,232
Waters Corp.(a)	11,534	3,566,658
		62,513,068
Industrials - 17.9%
3M Co.	9,839	1,441,610
CNH Industrial NV	194,105	2,078,864
Daikin Industries Ltd. - ADR	171,294	2,432,375
Graco Inc.	17,971	1,442,532
IDEX Corp.	14,612	3,183,224
Lindsay Corp.	62,372	6,983,793
Marten Transport Ltd.	1,111,207	16,757,002
Northrop Grumman Corp.	1,281	742,314
Spirax Group PLC - ADR	73,214	3,562,593
Werner Enterprises, Inc.	356,180	13,132,357
		51,756,664
Information Technology - 0.8%
Accenture - Class A	8,071	1,442,368
Badger Meter, Inc.	6,578	795,346
		2,237,714
Materials - 2.2%
AptarGroup, Inc.	52,102	6,443,975

	Shares	Value
Utilities - 15.8%
American States Water Co.	9,635	725,419
American Water Works Co., Inc.	5,282	678,314
Avista Corp.	106,627	4,382,370
California Water Service Group	483,062	20,404,539
Essential Utilities, Inc.	94,980	3,628,236
H2O America	74,469	4,184,413
Middlesex Water Co.	28,094	1,429,423
Pennon Group PLC - ADR	203,916	3,022,443
Portland General Electric Co.	70,320	3,651,718
United Utilities Group PLC - ADR	89,013	3,515,123
		45,621,998
TOTAL COMMON STOCKS (Cost $236,296,754)		243,887,831
PREFERRED STOCKS - 5.1%
Financials - 5.1%
Charles Schwab Corp.
Series D, 5.95%, Perpetual	418,300	10,432,402
Series J, 4.45%, Perpetual	199,338	3,653,866
M&T Bank Corp., Series J, 7.50%, Perpetual	28,307	752,683
TOTAL PREFERRED STOCKS (Cost $14,374,320)		14,838,951
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.5%
Real Estate - 1.5%
Alexandria Real Estate Equities, Inc.	54,915	2,224,607
Healthpeak Properties, Inc.	137,445	2,222,485
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $5,514,984)		4,447,092
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 8.3%
First American Government Obligations Fund - Class X, 3.58%(b)	24,035,304	24,035,304
TOTAL MONEY MARKET FUNDS (Cost $24,035,304)		24,035,304
TOTAL INVESTMENTS - 99.2% (Cost $280,221,362)		$287,209,178
Other Assets in Excess of Liabilities - 0.8%		2,258,732
TOTAL NET ASSETS - 100.0%		$289,467,910

The accompanying notes are an integral part of these financial statements.

2

Nuance Mid Cap Value Fund
Schedule of Investments
April 30, 2026(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

3

Nuance Funds
Statements of Assets and Liabilities
April 30, 2026

	Nuance Concentrated Value Fund	Nuance Mid Cap Value Fund
ASSETS:
Investments, at value	$39,373,907	$287,209,178
Receivable for investments sold	4,973,992	3,020,939
Dividend tax reclaims receivable	427,936	2,279,898
Receivable for fund shares sold	249,950	67,442
Dividends receivable, net	184,684	734,589
Prepaid expenses and other assets	18,083	31,073
Total assets	45,228,552	293,343,119
LIABILITIES:
Payable to custodian	1,942,717	—
Payable for investments purchased	241,795	3,126,884
Payable for fund shares redeemed	48,339	421,464
Payable to Adviser	18,241	162,769
Payable to Trustee fees	18,082	19,879
Payable for fund services fees	10,930	72,242
Payable for distribution and shareholder servicing fees	9,287	17,673
Payable for expenses and other liabilities	30,075	54,298
Total liabilities	2,319,466	3,875,209
NET ASSETS	$ 42,909,086	$289,467,910
Net Assets Consists of:
Paid-in capital	$43,627,878	$287,893,486
Total distributable earnings/(accumulated losses)	(718,792)	1,574,424
Total net assets	$ 42,909,086	$289,467,910
Institutional Class
Net assets	$39,385,258	$231,688,065
Shares issued and outstanding(a)	3,102,316	18,115,305
Net asset value per share	$12.70	$12.79
Investor Class
Net assets	$3,523,828	$18,095,176
Shares issued and outstanding(a)	277,659	1,410,999
Net asset value per share	$12.69	$12.82
Max offering price per share(b)	$13.36	$13.49
Z Class
Net assets	$—	$39,684,669
Shares issued and outstanding(a)	—	3,078,306
Net asset value per share(b)	$—	$12.89
COST:
Investments, at cost	$39,300,587	$280,221,362

(a)	Unlimited shares authorized without par value.
(b)	Reflects a maximum sales charge of 5.00%.
The accompanying notes are an integral part of these financial statements.

4

NUANCE FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2026

	Nuance Concentrated Value Fund	Nuance Mid Cap Value Fund
INVESTMENT INCOME:
Dividend income	$1,724,090	$10,172,620
Less: dividend withholding taxes	(24,867)	(102,178)
Less: issuance fees	(48,206)	(199,402)
Total investment income	1,651,017	9,871,040
EXPENSES:
Investment advisory fee (See Note 4)	649,270	3,231,637
Shareholder service costs - Institutional Class (See Note 5)	84,696	292,349
Shareholder service costs - Investor Class (See Note 5)	8,691	27,208
Fund services fees	53,105	285,036
Federal and state registration fees	40,510	70,339
Trustees’ fees	22,167	25,819
Audit fees	21,793	22,696
Distribution expenses - Investor Class (See Note 5)	14,484	51,415
Legal fees	13,541	14,683
Reports to shareholders	12,643	58,122
Other expenses and fees	8,051	10,930
Total expenses	928,951	4,090,234
Fee Recoupment (See Note 4)	—	17,301
Fee waiver from Adviser (See Note 4)	(127,704)	(141,685)
Net expenses	801,247	3,965,850
Net investment income	849,770	5,905,190
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	8,896,157	34,331,657
Net realized gain (loss)	8,896,157	34,331,657
Net change in unrealized appreciation (depreciation) on:
Investments	2,566,453	23,425,277
Net change in unrealized appreciation (depreciation)	2,566,453	23,425,277
Net realized and unrealized gain (loss)	11,462,610	57,756,934
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 12,312,380	$63,662,124

The accompanying notes are an integral part of these financial statements.

5

Nuance Fund
Statements of Changes in Net Assets

	Nuance Concentrated Value Fund		Nuance Mid Cap Value Fund
	Year Ended April 30,		Year Ended April 30,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$849,770	$3,095,425	$5,905,190	$33,355,905
Net realized gain (loss)	8,896,157	10,711,015	34,331,657	110,430,535
Net change in unrealized appreciation (depreciation)	2,566,453	(10,638,301)	23,425,277	(37,488,874)
Net increase (decrease) in net assets from operations	12,312,380	3,168,139	63,662,124	106,297,566
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(1,092,684)	(11,772,394)	(4,169,338)	(104,921,061)
From earnings - Investor Class	(75,984)	(638,616)	(205,575)	(2,533,020)
From earnings - Z Class	—	—	(1,099,242)	(15,765,588)
Total distributions to shareholders	(1,168,668)	(12,411,010)	(5,474,155)	(123,219,669)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	4,500,709	11,679,937	30,357,864	208,698,445
Shares issued from reinvestment of distributions - Institutional Class	900,071	10,230,363	3,400,283	96,554,091
Shares redeemed - Institutional Class	(82,491,591)	(96,328,662)	(231,781,225)	(1,975,479,893)
Shares sold - Investor Class	316,678	1,562,987	2,060,149	6,976,353
Shares issued from reinvestment of distributions - Investor Class	74,497	629,766	201,570	2,498,789
Shares redeemed - Investor Class	(5,783,354)	(2,220,929)	(8,246,588)	(23,635,606)
Shares sold - Z Class	—	—	5,131,573	11,906,009
Shares issued from reinvestment of distributions - Z Class	—	—	748,308	12,017,033
Shares redeemed - Z Class	—	—	(110,878,589)	(171,804,609)
Net increase (decrease) in net assets from capital transactions	(82,482,990)	(74,446,538)	(309,006,655)	(1,832,269,388)
NET INCREASE (DECREASE) IN NET ASSETS	(71,339,278)	(83,689,409)	(250,818,686)	(1,849,191,491)
NET ASSETS:
Beginning of the year	114,248,364	197,937,773	540,286,596	2,389,478,087
End of the year	$42,909,086	$114,248,364	$289,467,910	$540,286,596
SHARES TRANSACTIONS
Shares sold - Institutional Class	363,435	918,166	2,484,769	16,506,554
Shares issued from reinvestment of distributions - Institutional Class	72,598	833,875	277,781	7,912,356
Shares redeemed - Institutional Class	(6,633,541)	(7,688,041)	(18,677,418)	(157,880,160)
Shares sold - Investor Class	25,925	125,045	166,032	544,838
Shares issued from reinvestment of distributions - Investor Class	5,985	51,423	16,371	205,429
Shares redeemed - Investor Class	(462,495)	(177,907)	(664,568)	(1,876,234)
Shares sold - Z Class	—	—	413,737	952,323
Shares issued from reinvestment of distributions - Z Class	—	—	60,794	981,907
Shares redeemed - Z Class	—	—	(8,944,126)	(13,399,294)
Total increase (decrease) in shares outstanding	(6,628,093)	(5,937,439)	(24,866,628)	(146,052,281)

The accompanying notes are an integral part of these financial statements.

6

NUANCE CONCENTRATED VALUE FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$11.42	$12.41	$12.73	$13.50	$16.21
INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.26	0.22	0.17	0.15
Net realized and unrealized gain (loss) on investments(b)	1.36	(0.30)	(0.32)	0.72	(0.47)
Total from investment operations	1.50	(0.04)	(0.10)	0.89	(0.32)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.28)	(0.22)	(0.12)	(0.13)
Net realized gains	—	(0.67)	—	(1.54)	(2.26)
Total distributions	(0.22)	(0.95)	(0.22)	(1.66)	(2.39)
Net asset value, end of year	$12.70	$11.42	$12.41	$12.73	$13.50
Total return	13.17%	−0.74%	−0.74%	7.78%	−2.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$39,385	$106,166	$189,134	$270,694	$406,635
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.19%	1.10%	1.08%	1.06%	1.04%
After expense waiver/recoupment	1.03%	1.03%	1.03%	1.03%	1.03%
Ratio of net investment income (loss) to average net assets	1.13%	1.86%	1.71%	1.22%	0.98%
Portfolio turnover rate	114%	105%	88%	67%	68%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year ended 2026.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

7

NUANCE CONCENTRATED VALUE FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$11.41	$12.41	$12.72	$13.48	$16.18
INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.21	0.25	0.13	0.14
Net realized and unrealized gain (loss) on investments(b)	1.36	(0.30)	(0.37)	0.73	(0.50)
Total from investment operations	1.47	(0.09)	(0.12)	0.86	(0.36)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.24)	(0.19)	(0.08)	(0.08)
Net realized gains	—	(0.67)	—	(1.54)	(2.26)
Total distributions	(0.19)	(0.91)	(0.19)	(1.62)	(2.34)
Net asset value, end of year	$12.69	$11.41	$12.41	$12.72	$13.48
Total return	12.90%	−1.11%	−0.89%	7.47%	−2.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,524	$8,082	$8,804	$15,357	$17,430
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.48%	1.40%	1.37%	1.35%	1.33%
After expense waiver/recoupment	1.28%	1.28%	1.28%	1.28%	1.28%
Ratio of net investment income (loss) to average net assets	0.89%	1.61%	1.46%	0.97%	0.72%
Portfolio turnover rate	114%	105%	88%	67%	68%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year ended 2026.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

8

NUANCE MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$11.36	$12.34	$12.71	$13.39	$15.36
INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.42	0.23	0.22	0.16
Net realized and unrealized gain (loss) on investments(b)	1.41	(0.25)	(0.39)	0.35	(0.40)
Total from investment operations	1.58	0.17	(0.16)	0.57	(0.24)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.46)	(0.21)	(0.19)	(0.14)
Net realized gains	—	(0.69)	—	(1.06)	(1.59)
Total distributions	(0.15)	(1.15)	(0.21)	(1.25)	(1.73)
Net asset value, end of year	$12.79	$11.36	$12.34	$12.71	$13.39
Total return	14.01%	1.01%	−1.15%	4.82%	−1.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$231,688	$386,581	$2,066,478	$2,702,381	$3,033,800
Ratio of expenses to average net assets:
Before expense waiver/recoupment	0.95%	0.92%	0.90%	0.89%	0.88%
After expense waiver/recoupment	0.94%	0.92%	0.90%	0.89%	0.88%
Ratio of net investment income (loss) to average net assets	1.35%	2.17%	1.84%	1.72%	1.08%
Portfolio turnover rate	110%	74%	78%	62%	61%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year ended 2026.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

9

NUANCE MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$11.39	$12.36	$12.73	$13.40	$15.36
INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.33	0.25	0.19	0.13
Net realized and unrealized gain (loss) on investments(b)	1.41	(0.19)	(0.44)	0.35	(0.42)
Total from investment operations	1.55	0.14	(0.19)	0.54	(0.29)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.42)	(0.18)	(0.15)	(0.08)
Net realized gains	—	(0.69)	—	(1.06)	(1.59)
Total distributions	(0.12)	(1.11)	(0.18)	(1.21)	(1.67)
Net asset value, end of year	$12.82	$11.39	$12.36	$12.73	$13.40
Total return	13.69%	0.76%	−1.41%	4.51%	−2.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$18,095	$21,566	$37,319	$68,341	$78,100
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.25%	1.25%	1.23%	1.22%	1.22%
After expense waiver/recoupment	1.19%	1.18%	1.18%	1.18%	1.18%
Ratio of net investment income (loss) to average net assets	1.11%	1.90%	1.56%	1.43%	0.78%
Portfolio turnover rate	110%	74%	78%	62%	61%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year ended 2026.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

10

NUANCE MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS
Z CLASS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$11.44	$12.41	$12.77	$13.45	$15.42
INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.40	0.25	0.24	0.17
Net realized and unrealized gain (loss) on investments(b)	1.42	(0.21)	(0.39)	0.34	(0.40)
Total from investment operations	1.61	0.19	(0.14)	0.58	(0.23)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.47)	(0.22)	(0.20)	(0.15)
Net realized gains	—	(0.69)	—	(1.06)	(1.59)
Total distributions	(0.16)	(1.16)	(0.22)	(1.26)	(1.74)
Net asset value, end of year	$12.89	$11.44	$12.41	$12.77	$13.45
Total return	14.16%	1.17%	−1.01%	4.87%	−1.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$39,685	$132,139	$285,680	$362,396	$395,300
Ratio of expenses to average net assets:
Before expense waiver/recoupment	0.86%	0.85%	0.83%	0.82%	0.82%
After expense waiver/recoupment	0.79%	0.78%	0.78%	0.78%	0.78%
Ratio of net investment income (loss) to average net assets	1.51%	2.30%	1.96%	1.83%	1.19%
Portfolio turnover rate	110%	74%	78%	62%	61%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year ended 2026.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

11

Nuance Funds
Notes to Financial Statements
April 30, 2026
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Nuance Concentrated Value Fund (“Concentrated Value Fund”) and Nuance Mid Cap Value Fund (“Mid Cap Value Fund) (each a “Fund” and collectively, the “Funds”) is a non-diversified series and diversified series, respectively, with their own investment objectives and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Concentrated Value Fund commenced operations on May 31, 2011. The Mid Cap Value Fund commenced operations on December 31, 2013. The Concentrated value Fund currently offers two classes of shares, the Investor Class and the Institutional Class. The Mid Cap Value Fund currently offers three classes of shares, the Investor Class, the Institutional Class and the Z Class. Investor Class shares may be subject to a front-end sales charge of up to 5.00%. Investor Class shares are subject to a 0.25% of average daily net assets of distribution and servicing fee and Investor Class and Institutional Class shares are subject to a shareholder servicing fee of up to 0.15% of average daily net assets. Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the year ended April 30, 2026, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended April 30, 2026, the Funds did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax years ended April 30, 2023 through 2026.
Foreign Taxes – Tax reclaims receivable, if any, are recorded based upon the Funds’ interpretation of country-specific taxation of accrued dividend and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Funds’ interpretation of country specific taxation of dividend income and related amounts reclaimable.
Security Transactions, Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income earned from money market fund holdings is disclosed as dividend income on each Fund’s Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.
The Funds will make distributions, if any, of net investment income quarterly. The Funds will also distribute net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be

12

Nuance Funds
Notes to Financial Statements
April 30, 2026(Continued)
reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the year ended April 30, 2026, the Funds made the following reclassifications:

Fund	Distributable Earnings/ (Accumulated Losses)	Paid-In Capital
Concentrated Value Fund	$(612,080)	$612,080
Mid Cap Value Fund	(2,685,314)	2,685,314

The reclassifications were primarily attributed to the reclassifications due to use of equalization, and reclassification of distributions.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Shareholder service fees are expensed at up to 0.15% of average daily net assets for Investor and Institutional Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
New Accounting Pronouncements – Management has evaluated the impact of adopting ASU 2023-07, Segment
Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds each operate as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Chief Compliance Officer and Chief Investment Officer at Nuance Investments, LLC (the “Adviser”), who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures. Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Funds for period were determined to not be significant.
3. SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

13

Nuance Funds
Notes to Financial Statements
April 30, 2026(Continued)
Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.
Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and its Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Nuance Investments, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s securities as of April 30, 2026:
Concentrated Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$39,065,302	$—	$—	$39,065,302
Real Estate Investment Trusts - Common	308,605	—	—	308,605
Total Investments	$39,373,907	$—	$—	$39,373,907

Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$243,887,831	$—	$—	$243,887,831
Preferred Stocks	14,838,951	—	—	14,838,951
Real Estate Investment Trusts - Common	4,447,092	—	—	4,447,092
Short-Term Investments	24,035,304	—	—	24,035,304
Total Investments	$ 287,209,178	$—	$—	$287,209,178

Refer to the Schedule of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based on each Fund’s average daily net assets at the following annual rates:

Fund
Concentrated Value Fund	0.85%
Mid Cap Value Fund	0.75%

14

Nuance Funds
Notes to Financial Statements
April 30, 2026(Continued)
The Concentrated Value Fund's Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding any front-end or contingent deferred loads, acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.28% and 1.03% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.
Effective August 28, 2025, the Investment Adviser has contractually agreed to waive its investment advisory fee and reimburse the Mid Cap Value Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expense) do not exceed 1.20%, 0.80% and 0.95% of its average daily net assets of the Mid Cap Value Fund’s Investor Class, Z Class, and Institutional Class, respectively. Prior to August 28, 2025, the Investment Adviser had contractually agreed to cap this rate at 1.18%, 0.78% and 0.93% of average daily net assets of the Fund’s Investor Class, Z Class and Institutional Class, respectively.
Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. For the year ended April 30, 2026, the Mid Cap Value Fund recouped $17,301 of previously waived expenses. Reimbursed expenses subject to potential recovery by month of expiration are as follows:

Concentrated Value Fund
May 2026 – April 2027	$113,696
May 2027 – April 2028	$122,125
May 2028 – April 2029	$127,704

Mid Cap Value Fund
May 2026 – April 2027	$171,439
May 2027 – April 2028	$192,249
May 2028 – April 2029	$141,685

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended April 30, 2026, are disclosed in the Statements of Operations as fund services fees.

15

Nuance Funds
Notes to Financial Statements
April 30, 2026(Continued)
5. DISTRIBUTION & SHAREHOLDER SERVICING FEES
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended April 30, 2026, the Funds incurred the following expenses pursuant to the Plan:

Fund	Amount
Concentrated Value Fund	$ 14,484
Mid Cap Value Fund	51,415

The Funds have entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of the Investor Class and Institutional Class. Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. Payments may also be made directly to the intermediaries providing shareholder services. Services provided by such intermediaries also include the provision of support services to the Funds and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the year ended April 30, 2026, the Funds incurred the following expenses pursuant to the Plan:

Fund	Institutional Class	Investor Class
Concentrated Value Fund	$84,696	$8,691
Mid Cap Value Fund	292,349	27,208

6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Funds for the year ended April 30, 2026, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Concentrated Value Fund	$—	$—	$76,975,230	$ 151,549,853
Mid Cap Value Fund	$—	$—	$ 428,654,257	$ 715,347,080

7. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at April 30, 2026, the Funds’ most recent fiscal year end, were as follows:

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Appreciation (Depreciation)	Federal Income Tax Cost
Concentrated Value Fund	$2,267,004	$(4,695,833)	$(2,428,829)	$41,802,736
Mid Cap Value Fund	20,282,986	(24,099,516)	(3,816,530)	291,025,708

16

Nuance Funds
Notes to Financial Statements
April 30, 2026(Continued)
The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses. At April 30, 2026, components of distributable earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Losses	Net Unrealized Appreciation (Depreciation)	Total Accumulated Loss
Concentrated Value Fund	$1,725,538	$—	$(15,501)	$(2,428,829)	$(718,792)
Mid Cap Value Fund	5,480,712	—	(89,758)	(3,816,530)	1,574,424

As of April 30, 2026, the Funds’ most recently completed fiscal year end, the Funds did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended April 30, 2026, the Funds did not defer any qualified late year losses.
The tax character of distributions paid during the year ended April 30, 2026, were as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
Concentrated Value Fund	$1,168,668	$—	$1,168,668
Mid Cap Value Fund	5,474,155	—	5,474,155

The tax character of distributions paid during the year ended April 30, 2025, were as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
Concentrated Value Fund	$8,890,796	$3,520,214	$12,411,010
Mid Cap Value Fund	58,395,752	64,823,917	123,219,669

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended April 30, 2026.
8. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2026 each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held	Type of Ownership
Concentrated Value Fund	Charles Schwab & Co., Inc.	45.56%	Record
	National Financial Services, LLC	44.53%	Record
Mid Cap Value Fund	Morgan Stanley Smith Barney, LLC	42.11%	Record

9. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

17

NUANCE FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Nuance Funds
and Board of Trustees of Managed Portfolio Series
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Nuance Concentrated Value Fund and Nuance Mid Cap Value Fund (“Nuance Funds” or the “Funds”), each a series of Managed Portfolio Series, as of April 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Nuance Investments, LLC’s investment companies, since 2011.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
June 29, 2026

18

Nuance Funds
ADDITIONAL INFORMATION (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Funds file complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended April 30, 2026, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund
Concentrated Value Fund	42.80%
Mid Cap Value Fund	58.38%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2026, was as follows:

Fund
Concentrated Value Fund	31.99%
Mid Cap Value Fund	46.62%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Fund
Concentrated Value Fund	27.29%
Mid Cap Value Fund	0.00%

19

Nuance Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See the Statements of Operations.
Statement Regarding Basis for Approval of Investment Advisory Contract.
APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Nuance Investments, LLC
At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 17-18, 2026, the Trust’s Board of Trustees (“Board”), including all of the trustees (“Trustees”) who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and Nuance Investments, LLC (“Nuance” or the “Adviser”) regarding the Nuance Concentrated Value Fund and the Nuance Mid Cap Value Fund (each a “Fund” or collectively, the “Funds”) for another annual term.
Prior to the meeting and at a meeting held on January 6, 2026, the Trustees received and considered information from Nuance and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum and advice from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.
In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant including the following with respect to each Fund: (1) the nature, extent, and quality of the services provided by Nuance with respect to the Fund; (2) the Fund’s historical performance as managed by Nuance; (3) the costs of the services provided by Nuance and the profits realized by Nuance from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Nuance resulting from its relationship with the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling. The Board considered the information and made its determinations for each Fund separately and independently of the other Fund.
Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives from Nuance, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Nuance as set forth in the Investment Advisory Agreement, as the agreement relates to each Fund, continue to be fair and reasonable in light of the services that Nuance performs, the investment advisory fees that each Fund pays Nuance for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement, as it relates to each Fund, are summarized below.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Nuance provides under the Investment Advisory Agreement with respect to each Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Nuance effected on behalf of the Fund; (5) selecting broker-dealers to

20

Nuance Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees reviewed Nuance’s financial statements, assets under management and capitalization. In that regard, the Trustees concluded that Nuance had sufficient resources to support the management of the Funds. The Trustees considered the experience of each Fund’s portfolio managers, one of whom has managed each Fund since its inception date. The Trustees concluded that they were satisfied with the nature, extent and quality of services that Nuance provides to each Fund under the Investment Advisory Agreement.
Fund Historical Performance and the Overall Performance of Nuance. In assessing the quality of the portfolio management delivered by Nuance, the Trustees reviewed the short-term and longer-term performance of each Fund on both an absolute basis and in comparison to an appropriate securities benchmark index, the Fund’s Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”), and each Fund’s respective composite of separate accounts that Nuance manages utilizing similar investment strategies. When reviewing each Fund’s performance against its Category and Cohort, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its Category and Cohort.
•
Nuance Concentrated Value Fund. The Trustees considered that the Fund had underperformed its Category and Cohort averages, as well as its benchmark index, for all periods presented ended September 30, 2025. The Trustees noted the Fund had achieved positive total returns over all periods presented, other than the one-year period, as of September 30, 2025. The Trustees then observed that the Fund’s performance was generally consistent with the performance of a composite of similar accounts managed by Nuance over all time periods presented.

•
Nuance Mid Cap Value Fund. The Trustees considered that the Fund had underperformed its Cohort and Category averages for all periods presented ended September 30, 2025, The Trustees also considered that the Fund’s Institutional Class had underperformed its benchmark index for all periods presented ended September 30, 2025. The Trustees then observed that the Fund’s performance was generally consistent with the performance of a composite of similar accounts managed by Nuance over all time periods presented.

Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that each Fund pays to Nuance under the Investment Advisory Agreement, as well as Nuance’s profitability from services that Nuance rendered to each Fund under the Investment Advisory Agreement during the 12-month period ended September 30, 2025. The Trustees also noted favorably that Nuance had agreed to continue the expense limitation agreement under which Nuance contractually agreed to reduce its advisory fees and, if necessary, reimburse each Fund for operating expenses, as specified in the Funds’ prospectus, and noted that Nuance had waived a portion of its advisory fee for each Fund during its most recent fiscal year. The Trustees also considered the management fees Nuance charges to separately managed accounts with investment strategies similar to those of the Fund. They observed that Nuance charges management fees that range above and below the management fee charged to each Fund, depending on assets under management. The Trustees considered the reasonableness of Nuance’s profits from its service relationship with each Fund.
Comparative Fee and Expense Data. The Trustees considered a comparative analysis of the contractual expenses borne by the Fund and those of funds in the same Category and Cohort as of September 30, 2025. The Board noted:
•
Nuance Concentrated Value Fund. The Fund’s management fee was higher than the Category and Cohort averages. The Fund’s total expenses (before and after waivers and expense reimbursements) were higher than Cohort and Category averages. The Trustees also considered that the Fund’s asset level was below the average size of the funds comprising the Cohort and the Category. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Nuance’s advisory fee with respect to the Fund continues to be reasonable.

•
Nuance Mid Cap Value Fund. The Fund’s management fee was higher than the Category and Cohort averages. Its total expenses for the Institutional Class (before expense reimbursements) were below both the Cohort and Category averages. The Fund’s total expenses (after waivers and expense reimbursements) were

21

Nuance Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
higher than the Cohort but below the Category averages. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Nuance’s advisory fee with respect to the Fund continues to be reasonable.
Economies of Scale. The Trustees then considered whether the Funds may benefit from any economies of scale, noting that the investment advisory fees for the Funds in the Investment Advisory Agreement do not contain breakpoints. The Trustees additionally took into account that Nuance continues to believe that breakpoints are not presently appropriate for the Funds because of concerns about potential capacity constraints associated with each strategy. The Trustees also considered that Nuance has agreed to consider breakpoints in the future should circumstances change.
Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by Nuance from its relationship with the Funds. The Trustees considered that Nuance does not utilize soft dollar arrangements with respect to portfolio transactions, and that Nuance does not use affiliated brokers to execute the Funds’ portfolio transactions. While the Trustees noted that each Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services related to Investor Class shareholders of the Fund, the Trustees also observed that Nuance was incurring its own distribution expenses on behalf of the Funds. The Trustees considered that Nuance may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Nuance does not receive additional material benefits from its relationship with the Funds.

22

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Morgan, Lewis, & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) “Filed herewith”

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	7/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	7/7/2026

By (Signature and Title)*	/s/ Aaron Johanson
Aaron Johanson, Principal Financial Officer

Date	7/7/2026

* Print the name and title of each signing officer under his or her signature.